Debt Schedule of Long-term Debt Instruments(Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Current Fiscal Year End Date	--12-31
Senior Notes	$ 72,593	$ 72,199
Long -term debt excluding current maturities - Bank loans	430,656	508,564
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Short-term Debt	25,293	13,882
Bank loans and senior notes, gross- Non-Current	504,281	582,188
Debt, Long-term and Short-term, Combined Amount	529,574	596,070
Unamortized deferred financing cost - Current	716	402
Unamortized deferred financing costs- Non Current	13,787	16,196
Unamortized deferred financing costs	14,503	16,598
Bank loans	24,577	13,480
Liabilities, Noncurrent	490,494	565,992
Total bank loans and senior notes, net	515,071	579,472
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	73,625	73,625
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	455,949	522,446
$39,600 Million Credit facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	20,144
$409 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	96,468	167,816
$330 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	254,006	225,759
$42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	36,035	38,512
$67.5 Million Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	40,461	40,461
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	10,379	10,379
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 18,600	$ 19,375